Leases - Schedule of Maturities of Lease Liabilities (Details) - CNY (¥)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturities of Lease Liabilities [Abstract]
2026	¥ 797,950
2027	48,384
Total lease payments	846,334
Less: Imputed interest	(12,333)
Present value of lease liabilities	¥ 834,001	¥ 1,590,942